RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)									3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 17, 2025	Feb. 28, 2025	Feb. 19, 2025	Jan. 23, 2025	Dec. 31, 2024	Dec. 06, 2024	Nov. 15, 2024	Oct. 16, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	May 30, 2025	Mar. 31, 2025	Sep. 14, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Incurred costs									$ 2,177,269	$ 3,070,339	$ 3,724,134	$ 3,723,565
Loans payable									356,426		356,426
Fair value adjustment related to promissory note									$ (206,166,000)		$ (206,166,000)
Interest rate											10.00%
Convertible notes payable		$ 100,000,000
Number of new share of common stock		10,000,000
Conversion price									$ 10		$ 10
Common stock, par value					$ 0.0001				$ 0.0001		$ 0.0001			$ 0.0001
XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Other expenses													$ 0	$ 10,199
Outstanding payable					$ 96,383								55,863	96,383	$ 55,863
Construction in progress					12,887,415								12,887,415	12,887,415	12,887,415
Loans payable					3,000								8,000	$ 3,000	$ 8,000
Interest rate														10.00%
Net proceeds from convertible debt													152,383	$ 2,943,599
Common shares issued for the asset acquisition, shares			88,126,200	18,730,000
Interest expense													$ 26,541	156,249
Convertible notes payable					$ 5,948,000									$ 5,948,000
Common stock, par value					$ 0.001								$ 0.001	$ 0.001	$ 0.001
Stock issued during period shares conversion of convertible securities					625,000	2,725,000	2,500,000	5,000,000
Other short term borrowings					$ 356,426								$ 356,426	$ 356,426	$ 356,426
Interest expense borrowings													6,054	35,643
Management fee expense													0	101,307
Other accounts payable and accrued liabilities					2,400								29,337	2,400	29,337
Accounts payable current and non current					0								$ 5,000	$ 0	5,000
Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of units									10,000,000		10,000,000
Common Stock [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Common shares issued for the asset acquisition, shares													17,500,000
Number of new share of common stock													42,500,000
Stock issued during period shares conversion of convertible securities													2,329,743	12,670,034
Related Party [Member]
Related Party Transaction [Line Items]
Loans payable fair value									$ 1,397,000		$ 1,397,000
GL [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note									(12,000)		7,000
XCF and GL [Member]
Related Party Transaction [Line Items]
Fair value adjustment related to promissory note									86,000		86,000
Principal amount	$ 2,500,000
Net proceeds from convertible debt	$ 300,000
Debt instrument description	(i) 10 business days from the date of Legacy XCF entering into any transaction or series of related transactions, including any equity or debt financing, that results in gross proceeds to the Company of at least $15,000,000 and that directly or indirectly results in the Company’s refinancing, repayment, or restructuring of any portion of its secured debt obligations (“Qualified Financing Event”), unless extended in writing by mutual consent of Legacy XCF and GL or (ii) an event of default (as specified in the promissory note)
Common shares issued for the asset acquisition, shares	3,431,096
Issuance of debt	$ 40,531,000
Fair value of promissory note									$ 2,717,000		$ 2,717,000
Randy Soule [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage									100.00%		100.00%
Randy Soule [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage																100.00%
Encore DEC LLC [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage																			100.00%
Incurred costs									$ 1,533,000		$ 2,648,400
Other expenses											140,000	$ 38,615
Outstanding payable					38,613,470				40,278,654		40,278,654			$ 38,613,470
Construction in progress					$ 96,412,822				99,061,222		99,061,222			$ 96,412,822
GL Part SP VI LLC [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage					44.20%									44.20%				27.30%
Mihir Dange And S K Y M D L L C [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage																		100.00%
Randy Soule [Member]
Related Party Transaction [Line Items]
Other receviables																	$ 728,218
GL [Member]
Related Party Transaction [Line Items]
Loans payable		$ 1,404,000											$ 2,350,000		$ 2,350,000
Debt instrument, maturity date range, start															Aug. 14, 2023
Debt instrument, maturity date range, end															Nov. 20, 2023
Balance due for this loan											2,350,000			$ 2,350,000
Loan payable bears interest amount											240,000
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense									$ 206,201	$ 0	$ 258,110
GL Part SP VI LLC [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Stock issued during period shares conversion of convertible securities														12,670,034
Stock issued during period shares conversion of units														33,120,034
GL Part SP VI LLC [Member] | Common Stock [Member] | XCF Global Capital Inc [Member]
Related Party Transaction [Line Items]
Common shares issued for the asset acquisition, shares															20,450,000
Cash																		$ 20,450
Common stock, par value																		$ 0.001